UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Regan Fixed Rate MBS ETF
MBSX (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Regan Fixed Rate MBS ETF for the period of April 30, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.regancapital.com/mbsx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regan Fixed Rate MBS ETF	$17*	0.40%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the full six months.
**	Annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund was launched in May 2025 and has returned +6.51% since inception through the end of September. The Fund’s primary benchmark, the Bloomberg  U.S. Aggregate Bond Index (“Agg”), was up +2.86% over this period, underperforming the Fund by 3.65%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance is largely driven by active management and disciplined risk-taking. The Fund will typically seek to take very little interest rate risk (duration) which can lead to significant outperformance over indices like the Agg during periods of interest rate volatility. Additionally, the Fund is almost exclusively focused on Agency Fixed Rate RMBS, all of which have either explicit or implicit guarantees from the U.S. Government and thus have very little credit risk.
POSITIONING
At the end of the fiscal year, 91.2% of the NAV is allocated to Agency Fixed Rate RMBS with the remainder of the Fund allocated to U.S. Treasury Bills (3.1%) and Cash & Cash Equivalents (5.7%).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Regan Fixed Rate MBS ETF	PAGE 1	TSR-AR-00777X520

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/01/2025)
Regan Fixed Rate MBS ETF NAV	6.51
Bloomberg U.S. Aggregate Bond Index	2.86
Bloomberg U.S. Mortgage-Backed Securities Index	3.30
Visit https://www.regancapital.com/mbsx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$13,899,568
Net Advisory Fee	$20,070
Portfolio Turnover	114%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/mbsx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Fixed Rate MBS ETF	PAGE 2	TSR-AR-00777X520

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Regan Fixed Rate MBS ETF
	FYE 09/30/2025	FYE 09/30/2024
(a) Audit Fees	$22,000	N/A
(b) Audit-Related Fees	None	N/A
(c) Tax Fees	$3,100	N/A
(d) All Other Fees	None	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Regan Fixed Rate MBS ETF
	FYE 09/30/2025	FYE 09/30/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	$3,100	N/A
Registrant’s Investment Adviser	None	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b)	Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

REGAN FIXED RATE MBS ETF (MBSX)
Annual Financial Statements
September 30, 2025

Regan Fixed Rate MBS ETF
Schedule of Investments
September 30, 2025

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - 91.2%
Fannie Mae Whole Loan
Series 2003-W16, Class AF5, 4.40%, 11/25/2033(a)	$274,604	$268,769
Series 2003-W4, Class 1A4, 4.50%, 10/25/2042(b)(c)	410,443	404,427
Federal Home Loan Mortgage Corp.
Series 4094, Class ME, 2.50%, 08/15/2042	97,451	88,221
Series 4096, Class HA, 2.00%, 12/15/2041	237,727	224,179
Series 4158, Class TC, 1.75%, 12/15/2042	102,919	97,155
Series 4171, Class MN, 3.00%, 02/15/2043	98,000	74,572
Series 4183, Class ME, 2.00%, 02/15/2042	96,936	93,775
Series 4468, Class EY, 3.25%, 08/15/2044	154,195	150,946
Series 4480, Class NA, 3.50%, 03/15/2045	112,843	109,283
Series 4550, Class DA, 3.00%, 03/15/2044	131,048	128,064
Series 4565, Class NG, 2.00%, 02/15/2046	106,999	90,716
Series 4585, Class QA, 3.50%, 04/15/2046	168,932	157,247
Series 4631, Class GP, 3.50%, 03/15/2046	169,094	163,014
Series 4705, Class MG, 2.50%, 07/15/2047	718,444	626,515
Series 4708, Class LM, 3.00%, 08/15/2047(b)	132,512	93,131
Series 4756, Class QB, 3.50%, 02/15/2048	513,389	471,515
Series 5041, Class JE, 1.25%, 03/25/2049	69,983	58,260
Series 5041, Class MC, 1.50%, 11/25/2050	159,126	81,751
Series 5082, Class UA, 2.00%, 03/25/2051	636,639	501,588
Series 5124, Class DH, 2.00%, 01/25/2048	94,024	82,428
Series 5169, Class YA, 2.00%, 09/25/2051(b)	136,807	73,876
Series 5190, Class LA, 2.50%, 05/25/2049(b)	55,358	46,016
Series 5210, Class DZ, 4.00%, 04/25/2052(b)(d)	111,368	86,658
Federal National Mortgage Association
Series 2011-111, Class ME, 4.00%, 11/25/2041(b)	71,734	64,920
Series 2012-146, Class PE, 1.75%, 08/25/2042	213,749	193,046
Series 2012-19, Class HB, 4.00%, 01/25/2042(b)	64,594	62,927
Series 2012-56, Class WB, 3.50%, 05/25/2042	101,953	98,144
Series 2013-125, Class AD, 3.00%, 11/25/2039	81,118	77,047
Series 2013-54, Class PC, 1.10%, 05/25/2043	395,660	342,790
Series 2013-58, Class KG, 2.50%, 02/25/2043	299,357	276,992
Series 2017-11, Class PH, 2.50%, 03/25/2047	83,937	69,668
Series 2017-48, Class PG, 2.75%, 05/25/2047	371,086	334,218
Series 2017-53, Class PA, 2.00%, 07/25/2047	596,470	497,195
Series 2017-64, Class PD, 2.50%, 07/25/2047	114,911	101,376
Series 2017-80, Class GY, 3.50%, 10/25/2047	530,941	488,121
Series 2018-16, Class LE, 3.00%, 05/25/2047	350,749	327,794
Series 2019-70, Class HA, 2.50%, 12/25/2049	98,107	85,956
Series 2020-15, Class EC, 2.50%, 10/25/2049	339,606	298,801
Series 2020-48, Class DA, 2.00%, 07/25/2050	306,349	260,090
Series 2021-30, Class NC, 1.50%, 03/25/2048	170,649	151,522
Series 2021-58, Class KC, 1.50%, 04/25/2051	572,239	494,106
Government National Mortgage Association
Series 2012-106, Class UD, 1.50%, 09/20/2042	346,874	293,366
Series 2012-59, Class MP, 3.50%, 05/20/2042	259,485	247,625

The accompanying notes are an integral part of these financial statements.

1

Regan Fixed Rate MBS ETF
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2012-75, Class PB, 2.50%, 06/20/2042	$107,000	$84,023
Series 2013-24, Class KE, 3.00%, 02/20/2043	225,000	190,101
Series 2016-117, Class JE, 3.00%, 08/20/2046	149,582	138,599
Series 2017-134, Class BA, 2.50%, 11/20/2046	65,869	60,650
Series 2018-124, Class NW, 3.50%, 09/20/2048	391,687	366,511
Series 2019-86, Class WC, 2.00%, 03/20/2049(b)	84,008	69,044
Series 2019-23, Class NE, 3.50%, 11/20/2048	263,101	247,776
Series 2020-163, Class LG, 1.75%, 04/20/2048	641,342	504,560
Series 2021-136, Class BA, 2.00%, 08/20/2051(b)	369,460	199,970
Series 2021-73, Class YK, 1.25%, 04/20/2051	685,314	543,454
Series 2021-76, Class NC, 1.00%, 08/20/2050	892,459	691,798
Series 2022-189, Class PT, 2.50%, 10/20/2051	323,560	271,535
Series 2022-24, Class AH, 2.50%, 02/20/2052	142,680	123,172
Series 2022-36, Class C, 1.53%, 02/20/2052(c)	299,529	246,362
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,310,774)		12,675,365
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.5%
First American Treasury Obligations Fund - Class X, 3.98%(e)	623,256	623,256
TOTAL MONEY MARKET FUNDS (Cost $623,256)		623,256
	Par
U.S. TREASURY BILLS - 3.1%
4.28%, 10/30/2025(f)	$440,000	438,564
TOTAL U.S. TREASURY BILLS (Cost $438,498)		438,564
TOTAL INVESTMENTS - 98.8% (Cost $13,372,528)		$13,737,185
Other Assets in Excess of Liabilities - 1.2%		162,383
TOTAL NET ASSETS - 100.0%		$13,899,568

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,100,970 or 7.9% of net assets as of September 30, 2025.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	The rate shown is the annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Regan Fixed Rate MBS ETF
Schedule of Futures Contracts
September 30, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(100)	12/31/2025	$10,919,531	$1,186
Net Unrealized Appreciation (Depreciation)				$1,186

The accompanying notes are an integral part of these financial statements.

3

Regan Fixed Rate MBS ETF
Statement of Assets and Liabilities
September 30, 2025

ASSETS:
Investments, at value	$13,737,185
Receivable for investments sold	1,133,463
Deposit at broker for future contracts	206,118
Interest receivable	29,468
Dividends receivable	3,874
Total assets	15,110,108
LIABILITIES:
Payable for investments purchased	1,203,597
Payable to advisor	6,943
Total liabilities	1,210,540
NET ASSETS	$13,899,568
NET ASSETS CONSISTS OF:
Paid-in capital	$13,231,003
Total distributable earnings	668,565
Total net assets	$13,899,568
Net assets	$13,899,568
Shares issued and outstanding(a)	525,000
Net asset value per share	$26.48
COST:
Investments, at cost	$13,372,528

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

REGAN FIXED RATE MBS ETF(a)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2025

INVESTMENT INCOME:
Dividend income	$16,682
Interest income	270,691
Total investment income	287,373
EXPENSES:
Investment advisory fee	20,070
Total expenses	20,070
Net investment income	267,303
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	139,826
Futures contracts	(30,127)
Net realized gain	109,699
Net change in unrealized appreciation (depreciation) on:
Investments	364,657
Future contracts	1,186
Net change in unrealized appreciation (depreciation)	365,843
Net realized and unrealized gain	475,542
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$742,845

(a)	Inception date of the Fund was May 1, 2025.
The accompanying notes are an integral part of these financial statements.

5

REGAN FIXED RATE MBS ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income	$267,303
Net realized gain	109,699
Net change in unrealized appreciation (depreciation)	365,843
Net increase in net assets from operations	742,845
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(74,280)
Total distributions to shareholders	(74,280)
CAPITAL TRANSACTIONS:
Shares sold	14,538,303
Shares redeemed	(1,307,300)
Net increase in net assets from capital transactions	13,231,003
NET INCREASE IN NET ASSETS	13,899,568
NET ASSETS:
Beginning of the period	—
End of the period	$13,899,568
SHARES TRANSACTIONS
Shares sold	575,000
Shares redeemed	(50,000)
Total increase in shares outstanding	525,000

(a)	Inception date of the Fund was May 1, 2025.
The accompanying notes are an integral part of these financial statements.

6

REGAN FIXED RATE MBS ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.58
Net realized and unrealized gain on investments(c)	1.05
Total from investment operations	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$26.48
TOTAL RETURN(d)	6.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,900
Ratio of expenses to average net assets(e)	0.40%
Ratio of net investment income to average net assets(e)	5.33%
Portfolio turnover rate(d)	114%

(a)	Inception date of the Fund was May 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025
NOTE 1 – ORGANIZATION
Regan Fixed Rate MBS ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was May 1, 2025. The investment objective of the Fund is to seek current income.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. The Fund generally issues and redeems Creation Units for cash. The Fund reserves the right to issue or redeem Creation Units for in-kind securities. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund's custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
A.
Securities Valuation. Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

8

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of Se ptember 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Agency Mortgage-Backed Securities	$—	$11,574,395	$1,100,970	$12,675,365
Money Market Funds	623,256	—	—	623,256
U.S. Treasury Bills	—	438,564	—	438,564
Total Investments	$623,256	$12,012,959	$1,100,970	$13,737,185
Other Financial Instruments:
Futures Contracts*	1,186	—	—	1,186
Total Other Financial Instruments	1,186	—	—	1,186

*	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

9

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025(Continued)
See the Schedule of Investments for further detail of investment classifications.
U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.
Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. There were no transfers into or out of Level 3 during the reporting period.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of May 1, 2025(1)	$—
Purchases	1,109,606
Accrued discounts/premiums	3,873
Sale/paydown proceeds	(25,577)
Realized gain/loss	2,188
Change in unrealized appreciation (depreciation)	10,880
Ending balance as of September 30, 2025	$1,100,970

(1)	Inception date of the Fund.
The change in unrealized appreciation/(depreciation) for Level 3 securities still held at September 30, 2025 was $10,880.
The following is a summary of quantitative information about Level 3 valued measurements:

	Value at September 30, 2025	Valuation Technique(s)
Agency Mortgage-Backed Securities	$1,100,970	Acquisition Cost

B.
Security Transactions, Investment Income and Distributions. The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

10

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025(Continued)
C.
Distributions to Shareholders. Distributions from net investment income are declared and paid on a monthly basis and distributions of net realized gains, if any, are declared and paid at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D.
Federal Income Taxes. The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
E.	Deposits with Broker. At September 30, 2025, the Fund had $206,118 deposited at R.J. O’Brien for collateral for open futures positions as reflected on the Statement of Assets and Liabilities.
F.	Derivatives. The Fund invests in certain derivative instruments, as detailed below.
Futures contracts – The Fund uses futures contracts for hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. The Customer Account Agreements and related addenda governing the Fund’s futures transactions do not provide offsetting provisions to the Fund. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator.
Securities Purchased or Sold on a Forward-Commitment Basis – The Fund may enter into TBA commitments or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.

11

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025(Continued)
The average monthly volume of derivatives held by the Fund during the period ended September 30, 2025 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Futures – Long	Contracts	73
TBA Commitments	Market Value	1,500,244

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s Futures and TBA Commitments by primary risk exposure as of September 30, 2025:
Assets

	Value	Risk Exposure Category
Futures Contracts	$1,186	Interest rate
TBA Commitments	1,136,375	Interest rate

Liabilities

	Value	Risk Exposure Category
TBA Commitments	$1,140,594	Interest rate

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statements of Operations, by primary risk exposure and by type of derivative contract for the period ended September 30, 2025:
Amount of Realized Gain (Loss) on Derivatives

	Value	Risk Exposure Category
Futures Contracts	$(30,127)	Interest rate
TBA Commitments	51,577	Interest rate

Change in Unrealized Gain (Loss) on Derivatives

	Value	Risk Exposure Category
Futures Contracts	$1,186	Interest rate
TBA Commitments	—	Interest rate

G.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer of the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.40%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments,

12

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025(Continued)
expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund.  The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, and U.S. government obligations) for the period ended September 30, 2025, were as follows:

	Non-Government	Government
Purchases	$—	$23,199,557
Sales	$—	$10,793,526

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At September 30, 2025, the components of accumulated earnings for income tax purposes were as follows:
Regan Fixed Rate MBS ETF

Cost of investments	$13,308,004
Gross unrealized appreciation	431,776
Gross unrealized depreciation	(2,595)
Net unrealized depreciation on investments	429,181
Undistributed ordinary income	239,384
Undistributed long-term capital gains	—
Distributable earnings	239,384
Total distributable earnings	$668,565

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and mark to market treatment on futures contracts.
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, there were no permanent differences in book and tax accounting reclassified to capital and distributable earnings.

13

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025(Continued)
The following table summarizes the characteristics of distributions paid during the year ended September 30, 2025:
Regan Fixed Rate MBS ETF

	Income	Long Term Capital Gains	Return of Capital	Total Distributions
September 30, 2025	$74,280	$—	$—	$74,280

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2025, the Fund had no late-year or post-October losses.
At September 30, 2025, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
NOTE 6 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 7 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Fund has made the following distributions per share:

Record Date	Payable Date	Ordinary Income Distribution Rate
10/29/2025	10/30/2025	0.04591
11/25/2025	11/26/2025	0.04306

Other than what has been disclosed, there were no other significant subsequent events that would require adjustment or disclosure in these financial statements.
NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities (“MBS”) decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of MBS may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

14

Regan Fixed Rate MBS ETF
Notes to Financial Statements
September 30, 2025(Continued)
Credit Risk. There is a risk that the issuer of an MBS may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The value of an MBS is influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, MBS may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.
Interest Rate Risk. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. An environment with rising interest rates may lead to a decrease in the price of MBS or the increase in defaults on mortgages.
Prepayment Risk. Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.
NOTE 9 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

15

Regan Fixed Rate MBS ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Regan Fixed Rate MBS ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Regan Fixed Rate MBS ETF (the “Fund”), a series of Advisor Managed Portfolios as of September 30, 2025, the related statements of operations and changes in net assets and the financial highlights for the period May 1, 2025, (commencement of operations) through September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period May 1, 2025 (commencement of operations) through September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 28, 2025

16

Regan Fixed Rate MBS ETF
Additional Information
September 30, 2025 (Unaudited)
Approval of Investment Advisory Agreement
At a meeting held on March 5-6, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”) considered the approval of the investment advisory agreement (the “Agreement”) between Regan Capital, LLC (the “Advisor”) and the Trust, on behalf of the Regan Fixed Rate MBS ETF (the “Fund”).
The Trustees, all of whom were not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, approved the Agreement on behalf of the Fund for a two-year term effective upon the commencement of operations of the Fund.
Ahead of the meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services to be provided by the Advisor to the Fund under the Agreement. The Trustees considered their prior and ongoing experience with the Advisor, which serves as investment advisor to another series of the Trust, noting they had conducted their annual review of the Advisor at their November 2024 meeting. The Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Agreement, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Fund had not commenced operations and, therefore, concluded that past performance was not a relevant factor in its deliberations.
•
The Trustees reviewed the anticipated cost of the Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Trustees noted that the Fund’s unitary fee was slightly lower than the peer group average. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable.

•
The Trustees considered the estimated profitability of the Advisor from managing the Fund. In assessing the Advisor’s estimated profitability, the Trustees noted their familiarity with the Advisor’s financial condition and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profit, if any, from managing the Fund would likely not be excessive and the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels necessary to support the Fund.

•
The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees and expenses paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically examine whether economies of scale have been achieved.

17

Regan Fixed Rate MBS ETF
Additional Information
September 30, 2025 (Unaudited)(Continued)
Tax Information
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Regan Total Return Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2025, was as follows:

Regan Total Return Income Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Regan Total Return Income Fund	0.00%

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/08/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/08/2025